PRINCIPAL ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jan. 01, 2019 CNY (¥)
Foreign currency translation
Cash, cash equivalents, and restricted cash	¥ 6,161,700,000		¥ 4,509,400,000
Short-term and long-term advances to suppliers
Provision for advance to suppliers				¥ 799,899
Interest Capitalization
Interest Expense	429,347,129		322,002,538	409,731,845
Interest and Other Income	¥ 83,461,323		58,810,160	41,519,696
Project assets
Project assets, useful life	20 years	20 years
Revenue recognition
Return percentage, minimum	5.00%	5.00%
VAT rate	16.00%
Retainage	¥ 63,243,490		89,848,484
Retain percentage, maximum	10.00%	10.00%
Contract Receivable Retainage, Description	As a result of adopting the new accounting standard, for the sales contracts with retainage terms, under which customers were allowed to withhold payment of 5% to 10% of the full contract price as retainage for a specified period from one year to two year since normal operation of related customer’s solar project (“Retainage Period”), revenue from retainage is recognized upon the Group satisfied its performance obligation to transfer the goods to its customers instead of deferring recognition until the customers pay it after the Retainage Period expires	As a result of adopting the new accounting standard, for the sales contracts with retainage terms, under which customers were allowed to withhold payment of 5% to 10% of the full contract price as retainage for a specified period from one year to two year since normal operation of related customer’s solar project (“Retainage Period”), revenue from retainage is recognized upon the Group satisfied its performance obligation to transfer the goods to its customers instead of deferring recognition until the customers pay it after the Retainage Period expires
Cost of revenue
Cost of electricity sales	¥ 0
Warranty cost
Product defect, minimum warranty	5 years	5 years
Product defect, maximum warranty	10 years	10 years
Product decline, minimum warranty	10 years	10 years
Product decline, maximum warranty	25 years	25 years
Warranty cost expenses	¥ 278,417,311		299,331,077	257,464,846
Utilization of warranty accruals	¥ 102,600,327		114,112,651	11,957,359
Product decline, minimum percentage	10.00%	10.00%
Product decline, maximum percentage	20.00%	20.00%
Government grants
Subsidy income	¥ 52,176,462	$ 7,588,752	147,916,764	168,646,557
Government grants related to assets	8,102,911		26,306,649	0
Appropriation to statutory reserves	¥ 0		0	0
Convenience translation
Exchange rate	6.8755
Standard and Extended Product Warranty Accrual	¥ 162,447,593		117,165,077	92,083,351
Contract Retainage Receivable, Additions			8,821,018	19,809,181
Contract Retainage Revenue	¥ 26,604,993		63,847,987	31,092,562
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Other Information	Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized.	Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized.
Appropraitions to Free Reserves Percentage	10.00%	10.00%
Revenue, Performance Obligation, Description of Payment Terms	customers to make full payment within 90 days and our domestic customers to make 90% to 95% of payment within 180 days after delivery and the rest will be paid when the Retainage Period (as defined below) ends	customers to make full payment within 90 days and our domestic customers to make 90% to 95% of payment within 180 days after delivery and the rest will be paid when the Retainage Period (as defined below) ends
Electricity [Member]
Cost of revenue
Cost of electricity sales			3,100,000	600,000
Shipping and Handling [Member]
Cost of revenue
Cost of electricity sales	¥ 1,005,186,974		1,220,560,478	831,693,851
Project Assets Of Discontinued Operations [Member]
Interest Capitalization
Interest capitalized	0		0	58,624,205
Construction Projects Of Continuing Operation [Member]
Interest Capitalization
Interest capitalized	51,243,764		17,662,780	8,915,817
Statutory reserves [Member]
Government grants
Appropriation to statutory reserves	¥ 53,290,350		¥ 50,632,996	¥ 115,487,297
Minimum [Member]
Revenue recognition
Contract Receivable Retainage Period	1 year	1 year
Minimum [Member] | Subsequent Event [Member]
Convenience translation
Operating Lease, Right-of-Use Asset					¥ 220,000,000
Operating Lease, Liability					220,000,000
Maximum [Member]
Revenue recognition
Contract Receivable Retainage Period	2 years	2 years
Maximum [Member] | Subsequent Event [Member]
Convenience translation
Operating Lease, Right-of-Use Asset					280,000,000
Operating Lease, Liability					¥ 280,000,000
Land use rights [Member]
Project assets
Intangible asset, useful life, minimum	50 years	50 years
Intangible asset, useful life, maximum	70 years	70 years
Land use rights [Member] | Manufacturing [Member]
Project assets
Intangible asset, useful life, minimum	50 years	50 years
Intangible asset, useful life, maximum	70 years	70 years
Purchased software and trademark registration fees [Member]
Project assets
Intangible asset, useful life, minimum	5 years	5 years
Intangible asset, useful life, maximum	10 years	10 years
Building [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life	20 years	20 years
Machinery and Equipment [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life	10 years	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life	3 years	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life	5 years	5 years
Vehicles [Member] | Minimum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life	4 years	4 years
Vehicles [Member] | Maximum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life	5 years	5 years
Solar power projects [Member] | Minimum [Member]
Project assets
Lessee, Operating Lease, Term of Contract	20 years
Solar power projects [Member] | Maximum [Member]
Project assets
Lessee, Operating Lease, Term of Contract	50 years